Business Combinations - Summary of Net cash Inflow Arising on Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017
Disclosure Of Business Combinations [Line Items]
Net cash inflow		$ (195)
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalent balances acquired	$ 195
Net cash inflow	$ 195